Financial risk management objectives and policies - Credit Risk Narrative (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure of credit risk exposure [line items]
Credit term, seasonal orders	60 days
Credit term, re-orders	30 days
Credit risk | Third party
Disclosure of credit risk exposure [line items]
Insured risk (as a percent)	82.80%
Deductible	$ 50,000
Accounts receivable insured under the agreement	8,061,000	$ 7,180,000
Maximum | Credit risk | Third party
Disclosure of credit risk exposure [line items]
Deductible	$ 30,000,000